Income Tax (Tables) - KSix Media, Inc. and Subsidiaries [Member]	2 Months Ended
Dec. 31, 2014
Schedule of Income Tax Benefits

The Company’s income tax benefit differs from the expected income tax benefit by applying the U.S. Federal statutory rate of 34% to net income (loss) as follows:

December 31, 2014

Income tax benefit at statutory rate of 34%	$2,400
Change in valuation allowance	(2,400)
$-

Schedule of Deferred Tax Assets	Deferred tax assets consist of:
December 31, 2014

Deferred tax assets (liabilities):
Net operating loss carryforward	$2,400
Valuation allowance (see Note 2)	(2,400)
$-